Note 11 - Options (Details 2)	12 Months Ended
	Nov. 30, 2019 $ / shares shares	Nov. 30, 2019 $ / shares shares	Nov. 30, 2018 $ / shares shares	Nov. 30, 2017 $ / shares shares
Number outstanding (in Shares) | shares	2,353,829	2,353,829
Weighted average exercise price per share	$ 8.35
Number exercisable (in Shares) | shares	1,122,189	1,122,189	544,619	522,106
Weighted average exercise price per share		$ 17.12	$ 38.23	$ 38.01
Range 1
Exercise price range, lower limit	$ 25.00
Number outstanding (in Shares) | shares	1,951,635	1,951,635
Weighted average exercise price per share	$ 1.21
Weighted average remaining contract life (years)	29 days
Weighted average grant date fair value	$ 0.71
Number exercisable (in Shares) | shares	719,995	719,995
Weighted average exercise price per share	$ 3.50
Weighted average grant date fair value	1.50
Range 2
Exercise price range, lower limit	26.00
Exercise price range, upper limit	$ 50.00
Number outstanding (in Shares) | shares	402,194	402,194
Weighted average exercise price per share	$ 34.77
Weighted average remaining contract life (years)	1 year 1 month 17 days
Weighted average grant date fair value	$ 18.65
Number exercisable (in Shares) | shares	402,194	402,194
Weighted average exercise price per share	$ 34.77
Weighted average grant date fair value	$ 18.64